Leases (Details) - Schedule of Supplemental Information Related to Operating Leases - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Operating lease cost	[1]	$ 696	$ 888	$ 871
Weighted Average Remaining Lease Term - Operating leases		8 years 9 months 7 days	8 years 1 month 24 days	11 years 2 months 19 days
Weighted Average Discount Rate - Operating leases	[2]	8.06%	7.56%	8.59%

[1]	Included unconditional government subsidy $nil, $247 and $nil for factory space and dormitories located in Shenzhen in 2022, 2023 and 2024 respectively.
[2]	The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.